DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Entity Registrant Name	Vu1 CORP
Entity Central Index Key	0000906448
Entity Filer Category	Smaller Reporting Company

CONDSENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 182,483	$ 119,619	$ 366,303
Accounts receivable	7,816	0
Inventory	98,146	0
Tax refund receivable	92,311	37,847	30,938
Prepaid expenses	159,815	63,878	205,725
Total current assets	540,571	221,344	602,966
Non-current assets
Equipment, net of accumulated depreciation	236,991	286,043	133,544
Construction in process	279,186	261,771	472,708
Deposit on building purchase	1,276,558	999,771	635,387
Loan costs	380,759	0	28,421
Total assets	2,714,065	1,768,929	1,873,026
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	555,263	515,128	528,503
Accrued payroll	199,988	198,201	343,723
Accrued interest		0	136,880
Short term loan payable		0	116,340
Loan payable, current portion	0	2,167	4,485
Capital lease obligation, current portion	5,734	5,207	4,927
Total current liabilities	760,985	720,703	1,134,858
Long-term liabilities
Convertible debentures, net of discount of $1,831,086 and $0, respectively	2,286,664	0
Derivative warrant liability	900,159	0
Long-term convertible note payable, net of discount of $0 and $2,892,343, respectively		0	50,848
Embedded derivative liability		0	2,853,011
Loan payable, net of current portion		0	2,214
Capital lease obligation, net of current portion	6,021	9,192	13,995
Total liabilities	3,953,829	729,895	4,054,926
Stockholders' equity
Preferred stock	0	0	0
Common stock	74,784,328	71,597,111	63,681,363
Accumulated deficit	(75,978,219)	(70,499,569)	(65,873,319)
Accumulated other comprehensive income	50,182	37,547	106,111
Total Vu1 Corporation's stockholders' equity (deficit)	(1,143,709)	1,135,089	(2,085,845)
Non-controlling interest	(96,055)	(96,055)	(96,055)
Total stockholders' equity	(1,239,764)	1,039,034	(2,181,900)
Total liabilities and stockholders' equity	$ 2,714,065	$ 1,768,929	$ 1,873,026

CONDSENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated depreciation, equipment (in dollars)	$ 318,424	$ 238,632	$ 150,015
Discount On Convertible Debentures	1,831,086	0
Discount on long term convertible note payable		$ 0	$ 2,892,343
Preferred stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	5,567,872	5,249,638	4,307,613
Common stock, shares outstanding	5,567,872	5,249,638	4,307,613

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 7,816	$ 0
Cost of revenue	47,357	0
Gross profit	(39,541)	0
Operating expenses
Research and development	2,854,681	1,428,537	2,076,584	2,957,848
General and administrative	2,717,284	1,521,314	2,345,028	2,353,021
Marketing	761,272	276,167	364,773	413,502
Total operating expenses	6,333,237	3,226,018	4,786,385	5,724,371
Loss from operations	(6,372,778)	(3,226,018)	(4,786,385)	(5,724,371)
Other income (expense)
Interest income	175	14	14	2,570
Other income	0	36,590	36,902	0
Interest expense	(296,536)	(1,239,077)	(1,239,759)	(255,969)
Derivative valuation gain (loss)	1,190,489	1,578,851	1,578,851	(1,604,920)
Loss on extinguishment of debt	0	(215,873)	(215,873)	0
Total other income (expense)	894,128	160,505	160,135	(1,858,319)
Loss before provision for income taxes	(5,478,650)	(3,065,513)	(4,626,250)	(7,582,690)
Provision for income taxes	0	0	0	0
Net loss	(5,478,650)	(3,065,513)	(4,626,250)	(7,582,690)
Other comprehensive income (loss):
Foreign currency translation adjustments	12,635	3,900	(68,564)	(30,786)
Comprehensive loss	$ (5,466,015)	$ (3,061,613)	$ (4,694,814)	$ (7,613,476)
Loss per share
Basic (in dollars per share)	$ (1)	$ (0.71)
Diluted (in dollars per share)	$ (1)	$ (0.71)
Weighted average shares outstanding
Basic (in shares)	5,504,495	4,317,037
Diluted (in shares)	5,504,495	4,317,037
Loss per share (in dollars per share)			$ (1.02)	$ (1.77)
Weighted average shares outstanding (in shares)			4,536,760	4,283,484

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 61,165,545	$ (131,800)	$ (58,290,629)	$ 136,987	$ (96,055)	$ 2,784,048
Balance (in shares) at Dec. 31, 2008	4,284,595
Collection of subscription receivable	0	131,800	0	0	0	131,800
Issuance of stock for services	266,459	0	0	0	0	266,459
Issuance of stock for services (in shares)	22,631
Issuance of warrant for services	48,735	0	0	0	0	48,735
Share-based compensation	444,920	0	0	0	0	444,920
Share-based compensation (in shares)	2,700
Issuance of convertible notes	1,755,704	0	0	0	0	1,755,704
Forfeited grants of common stock	(2,313)	0	0	0	0	0
Net loss	0	0	(7,582,690)	0	0	(7,582,690)
Foreign currency translation adjustments	0	0	0	(30,876)	0	(30,786)
Balance at Dec. 31, 2009	63,681,363	0	(65,873,319)	106,111	(96,055)	(2,181,900)
Balance (in shares) at Dec. 31, 2009	4,307,613
Issuance of stock for services	150,000	0	0	0	0	150,000
Issuance of stock for services (in shares)	12,500
Issuance of warrant for services	6,722	0	0	0	0	6,722
Share-based compensation	881,691	0	0	0	0	881,691
Share-based compensation (in shares)	21,538
Issuance of convertible notes	664,775	0	0	0	0	664,775
Issuance of warrant for interest	19,125	0	0	0	0	19,125
Issuance of options for payables	120,000	0	0	0	0	120,000
Issuance of stock for payables	226,689	0	0	0	0	226,689
Issuance of stock for payables (in shares)	25,909
Issuance of stock upon exercise of options	148,500	0	0	0	0	148,500
Issuance of stock upon exercise of options (in shares)	22,500
Conversion of notes	4,747,771	0	0	0	0	4,747,771
Conversion of notes (in shares)	772,530
Issuance of units of stock and warrants for cash	470,400	0	0	0	0	470,400
Issuance of units of stock and warrants for cash (in shares)	47,040
Issuance of stock upon exercise of warrants	480,075	0	0	0	0	480,075
Issuance of stock upon exercise of warrants (in shares)	40,008
Net loss	0	0	(4,626,250)	0	0	(4,626,250)
Foreign currency translation adjustments	0	0	0	(68,564)	0	(68,564)
Balance at Dec. 31, 2010	$ 71,597,111	$ 0	$ (70,499,569)	$ 37,547	$ (96,055)	$ 1,039,034
Balance (in shares) at Dec. 31, 2010	5,249,638

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (5,478,650)	$ (3,065,513)	$ (4,626,250)	$ (7,582,690)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation	74,048	66,073	90,262	96,972
Share-based compensation	919,520	550,413	881,691	444,920
Issuance of stock for services	313,531	0	150,000	266,459
Issuance of warrant for services	0	6,722	6,722	48,735
Issuance of warrant for interest	0	19,125	19,125	0
Amortization of discount and prepaid interest on long-term convertible notes	234,476	692,526	692,526	113,514
Amortization of loan costs	60,342	28,421	28,421	1,579
Derivative valuation (gain) loss	(1,190,489)	(1,578,851)	(1,578,851)	1,604,920
Loss on extinguishment of debt	0	215,873	215,873	0
Changes in assets and liabilities:
Accounts receivable	(7,816)	0
Inventory	(102,405)	0
Tax refund receivable	(55,269)	(3,675)	(7,455)	2,384
Prepaid expenses	(94,475)	(7,868)	9,731	(55,846)
Accounts payable	153,911	292,847	355,285	249,169
Accrued payroll	(6,843)	(88,054)	(119,981)	174,566
Accrued interest	0	348,079	353,550	0
Net cash flows from operating activities	(5,180,119)	(2,523,882)	(3,529,351)	(4,635,318)
Cash flows from investing activities:
Purchases of equipment and construction in process	(18,826)	(44,590)	(45,124)	(50,088)
Deposits on building purchase	(247,622)	(267,530)	(372,259)	(407,414)
Net cash flows from investing activities	(266,448)	(312,120)	(417,383)	(457,502)
Cash flows from financing activities:
Proceeds from sales of common stock and warrants	2,336,901	0	470,400	131,800
Proceeds from issuance of convertible notes payable and warrants	3,500,000	2,819,089	2,819,089	2,780,747
Proceeds from short term loan			0	113,408
Proceeds from exercise of warrants			480,075	0
Payment on short term loan			(112,145)	0
Payments on note payable	(2,350)	(3,105)	(4,323)	(3,431)
Cash paid for loan costs	(298,500)	0
Proceeds from exercise of options			114,000	0
Payments on capital lease obligations	(2,989)	(2,989)	(3,986)	(3,986)
Net cash flows from financing activities	5,533,062	2,812,995	3,763,110	3,018,538
Effect of exchange rate changes on cash and cash equivalents	(23,631)	(32,651)	(63,060)	(46,024)
Net change in cash and cash equivalents	62,864	(55,658)	(246,684)	(2,120,306)
Cash and cash equivalents, beginning of period	119,619	366,303	366,303	2,486,609
Cash and cash equivalents, end of period	182,483	310,645	119,619	366,303
Cash paid for interest	1,718	203,103	206,001	3,995
Schedule of Non-cash Financing Activity:
Conversion of notes payable to common stock			$ 4,747,771	$ 0

BUSINESS AND ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 - BUSINESS AND ORGANIZATION

Reverse Stock Split

All share and per share information in this Form 10-Q has been retrospectively adjusted for a 1-for-20 reverse stock split of our outstanding shares of common stock, effective November 23, 2011.  See Note 10.

General

All references in these consolidated financial statements to “we,” “us,” “our,” and the “Company” are to Vu1 Corporation, Sendio, s.r.o., our Czech subsidiary, and Telisar Corporation, our inactive subsidiary unless otherwise noted or indicated by its context.

We are focused on developing, manufacturing and selling a line of mercury free, energy efficient light bulbs based on our proprietary light-emitting technology. For the past several years, we have primarily focused on research and development efforts for our technology products and the related manufacturing processes.

In September 2007, we formed Sendio, s.r.o. (“Sendio”) in the Czech Republic as a wholly-owned subsidiary for the purpose of operating a research and development and pilot manufacturing facility.

We have one inactive subsidiary, Telisar Corporation, a California corporation and 66.67% majority-owned subsidiary.

NOTE 1 – BUSINESS AND ORGANIZATION

All references in these consolidated financial statements to “we,” “us,” “our,” and the “Company” are to Vu1 Corporation, Sendio, s.r.o., our Czech subsidiary, and our inactive subsidiary Telisar Corporation, unless otherwise noted or indicated by its context.

We are focused on designing, developing and selling a line of mercury free, energy efficient lighting products based on our proprietary light-emitting technology. For the past several years, we have primarily focused on research and development efforts for our technology and the related manufacturing processes.

In September 2007, we formed Sendio, s.r.o. (“Sendio”) in the Czech Republic as a wholly-owned subsidiary for the purpose of operating a research and development and manufacturing facility.

We have one inactive subsidiary, Telisar Corporation, a California corporation and 66.67% majority-owned subsidiary.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated unaudited financial statements included in this Form 10-Q have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, these financial statements do not include all of the disclosures required by U.S. generally accepted accounting principles for complete financial statements.  These consolidated unaudited interim financial statements should be read in conjunction with the audited financial statements for the fiscal year ended December 31, 2010 in our Annual Report on Form 10-K.  The financial information furnished herein reflects all adjustments consisting of normal, recurring adjustments which, in the opinion of management, are necessary for a fair presentation of our financial position, the results of operations and cash flows for the periods presented.  Operating results for the quarterly period ended September 30, 2011 are not necessarily indicative of results for future quarters or periods in the fiscal year ending December 31, 2011.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all of its wholly-owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Translating Financial Statements

The functional currency of Sendio is the Czech Koruna (CZK).  The accounts of Sendio contained in the accompanying consolidated balance sheets as of September 30, 2011 and December 31, 2010 have been translated into United States dollars at the exchange rate prevailing as of those dates. Translation adjustments are included in “Accumulated Other Comprehensive Income,” a separate component of stockholders’ equity. The accounts of Sendio in the accompanying consolidated statements of operations for the nine months ended September 30, 2011 and 2010 have been translated using the average exchange rates prevailing for the respective periods.  Sendio recorded an aggregate of ( $7,905) and  $10,443 of foreign currency transaction gain (loss) to general and administrative expense in the accompanying statements of operations for the nine months ended September 30, 2011 and 2010, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statements of cash flows, we consider all investments purchased with original maturities of three months or less to be cash equivalents. At September 30, 2011 and December 31, 2010, we had no cash in excess of federally insured limits in effect as of those dates, respectively.

Inventory

Inventory is comprised of components, raw materials and packaging used for the production of our lighting products.  Inventory is stated at the lower of average cost or net realizable value. An allowance for inventory obsolescence is provided when the market value of inventory items is lower than their cost.

Equipment

Equipment is comprised of equipment used in the manufacturing process and related testing and development of our lighting products and is stated at cost. We provide for depreciation using the straight-line method over the estimated useful lives of three to fifteen years. Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized. Gains or losses on the sale of equipment are reflected in the statements of operations.

Construction in Process

Construction in process is comprised of assets to be used in the manufacturing operations in the Czech Republic not in service as of September 30, 2011 and December 31, 2010.  These assets, when placed in service will be reclassified to equipment and depreciated over their estimated useful lives.

Income Taxes

We recognize the amount of income taxes payable or refundable for the current year and recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement amounts of certain assets and liabilities and their respective tax bases. Deferred tax assets and deferred tax liabilities are measured using enacted tax rates expected to apply to taxable income in the years those temporary differences are expected to be recovered or settled. A valuation allowance is required when it is more likely than not that we will not be able to realize all or a portion of our deferred tax assets. The fiscal years 2007 to 2010 remain open to examination to U.S. Federal authorities and other jurisdictions in the U.S. where we operate. Sendio has paid no income taxes since its inception and its fiscal years for 2007 to 2010 remain open to examination by Czech tax authorities.

We recognize the impact of an uncertain tax position in the consolidated financial statements of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Loan Costs

Loan costs are amortized to interest expense using the straight line method, which approximates the effective interest method, over the life of the related loan.

Long-Lived Assets

Long-lived assets are reviewed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held and used is measured by comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount that the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Fair Value of Financial Instruments

Financial instruments consist of cash, receivables, payables and accrued liabilities, derivative financial instruments , convertible debentures, and loans payable. The fair value of our cash, receivables, payables and accrued liabilities and loans payable are carried at historical cost; their respective estimated fair values approximate their carrying values.  The fair value of our convertible debentures is  $3,578,735 at September 30, 2011 based on the present value of the future cash flows of the instrument.

Derivative financial instruments consist of financial instruments or other contracts that contain a notional amount and one or more underlying (e.g. interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. We generally do not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the warrants issued in the private placement to institutional investors as described in Notes 7 and 10 contain anti-dilution provision features that are not afforded equity classification because it embodies risks not clearly and closely related to the host contract. These features are required to be bifurcated and carried as a derivative warrant liability, at fair value, in our financial statements.

Fair Value Measurements

ASC 820 “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. This hierarchy prioritizes the inputs into three broad levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. Significant fair value measurements resulted from our derivative warrant liability, our discount and beneficial conversion feature on convertible notes and our share-based payment arrangements.

Non-Controlling Interest

Non-controlling interest represents the equity of the 33.3% non-controlling shareholders of Telisar Corporation.  The subsidiary had no operations for all periods presented.

Revenue Recognition

Revenues are recognized when (a) persuasive evidence of an arrangement exists, (b) delivery has occurred and no significant obligations remain, (c) the fee is fixed or determinable and (d) collection is determined to be probable.

Research and Development Costs

For financial reporting purposes, all costs of research and development activities performed internally or on a contract basis are expensed as incurred. For the nine months ended September 30, 2011 and 2010, research and development expenses were comprised primarily of technical consulting expenses, salaries and related benefits and overheads, rent, materials and operational costs related to the development of the production line.

Share-Based Payments

We account for share-based compensation expense to reflect the fair value of share-based awards measured at the grant date.  This expense is recognized over the requisite service period and is adjusted each period for anticipated forfeitures. We estimate the fair value of each share-based award on the date of grant using the Black-Scholes option valuation model. The Black-Scholes option valuation model incorporates assumptions as to stock price volatility, the expected life of options, a risk-free interest rate and dividend yield. On October 26, 2007, our Board of Directors approved the Vu1 Corporation 2007 Stock Incentive Plan (“Stock Incentive Plan”).  On March 14, 2011, our Board of Directors increased the number of shares of our common stock that we are authorized to issue under our 2007 Stock Incentive Plan from 500,000 shares to 1,000,000 shares.  A majority of our stockholders approved the amendment to the Stock Incentive Plan on October 10, 2011.

Comprehensive Income

Comprehensive income includes all changes in equity (net assets) during a period from non-owner sources. Other comprehensive income presented in the accompanying consolidated financial statements consists of foreign currency translation adjustments.

Income (Loss) Per Share

We calculate basic income (loss) per share by dividing income (loss) available to common stockholders by the weighted-average number of shares of common stock outstanding, excluding unvested stock. Diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common shares, including unvested stock, had been issued and if the additional common shares were dilutive.

The following potentially dilutive shares of common stock are excluded from the computation of diluted net income (loss) per share for all periods presented because the effect is anti-dilutive:

	Nine months ended September 30,
	2011	2010
Warrants	921,963	549,751
Convertible debt	374,346	-
Stock options	591,181	312,754
Unvested stock	10,833	3,657
Total potentially dilutive securities	1,898,323	866,162

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Vu1 and all of its wholly-owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Translating Financial Statements

The functional currency of Sendio is the Czech Koruna (CZK).  The accounts of Sendio contained in the accompanying consolidated balance sheets as of December 31, 2010 and 2009 have been translated into United States dollars at the exchange rate prevailing as of those dates. Translation adjustments are included in “Accumulated Other Comprehensive Loss,” a separate component of stockholders’ equity. The accounts of Sendio in the accompanying consolidated statements of operations for the years ended December 31, 2010 and 2009 have been translated using the average exchange rates prevailing for the respective periods.  Sendio recorded an aggregate of  $5,049 and  $4,710 of foreign currency transaction gain as an offset to general and administrative expense in the accompanying statements of operations for the years ended December 31, 2010 and 2009, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statements of cash flows, we consider all investments purchased with original maturities of three months or less to be cash equivalents. At December 31, 2009, we had cash of  $46,170 in excess of federally insured limits in effect as of that date.

Equipment

Equipment is comprised of equipment used in the testing and development of the manufacturing process of our lighting products and is stated at cost. We provide for depreciation using the straight-line method over the estimated useful lives of three to fifteen years. Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized. Gains or losses on the sale of equipment are reflected in the statements of operations.  Net book value of assets in the U.S. and Czech Republic were as follows:

	Year Ended December 31,
	2010	2009
United States	$5,454	$11,155
Czech Republic	280,589	122,389
	$286,043	$133,544

Construction in Process

Construction in process is comprised of assets to be used in the operations in the Czech Republic not in service as of December 31, 2010 and 2009.  These assets, when placed in service will be reclassified to equipment and depreciated over their estimated useful lives.

Income Taxes

We recognize the amount of income taxes payable or refundable for the current year and recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement amounts of certain assets and liabilities and their respective tax bases. Deferred tax assets and deferred tax liabilities are measured using enacted tax rates expected to apply to taxable income in the years those temporary differences are expected to be recovered or settled. A valuation allowance is required when it is less likely than not that we will be able to realize all or a portion of our deferred tax assets.

FASB ASC 740-10-25 clarifies the accounting for uncertain tax positions and requires that an entity recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Long-Lived Assets

Long-lived assets are reviewed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held and used is measured by comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount that the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.  Management reviewed the assets during the fourth quarter of 2010 and determined no impairment was deemed necessary.

Fair Value of Financial Instruments
Financial instruments consist of cash, receivables, payables and accrued liabilities, derivative financial instruments, loans payable and convertible debt. The fair value of our cash, receivables, payables and accrued liabilities and loans payable are carried at historical cost; their respective estimated fair values approximate their carrying values.

Derivative financial instruments, as defined in ASC 815 “Accounting for Derivative Financial Instruments and Hedging Activities” consist of financial instruments or other contracts that contain a notional amount and one or more underlying (e.g., interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. We generally do not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the conversion feature in our convertible promissory notes is not afforded equity classification because it embodies risks not clearly and closely related to the host contract. As required by ASC 815-10, these features are required to be bifurcated and carried as derivative liabilities, at fair value, in our financial statements.

We carry our long term convertible debt at historical cost. The fair value of our convertible debt in its hybrid form is determined, for disclosure purposes only, based upon its forward cash flows, at credit risk adjusted rates, plus the fair value of the conversion feature. As of December 31, 2009, the fair value of our face value  $2,943,191 convertible notes amounted to approximately  $5,472,000.

Fair Value Measurements

ASC 820 “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. This hierarchy prioritizes the inputs into three broad levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. Significant fair value measurements resulted from the application of ASC 815 to our convertible promissory note and warrant financing arrangements and ASC 718-10 for our share-based payment arrangements.

Non-Controlling Interest

Non-controlling interest represents the equity of the 33.3% non-controlling shareholders of Telisar Corporation.  The subsidiary had no operations during 2010 and 2009.

Revenue Recognition

Revenues are recognized when (a) persuasive evidence of an arrangement exists, (b) delivery has occurred and no significant obligations remain, (c) the fee is fixed or determinable and (d) collection is determined to be probable. We have not recognized any revenues in the accompanying financial statements.

Research and Development Costs

For financial reporting purposes, all costs of research and development activities performed internally or on a contract basis are expensed as incurred. For the years ended December 31, 2010 and 2009, research and development expenses were comprised primarily of technical consulting expenses, salaries and related benefits and overheads, rent and operational costs related to the development of the production line.  Also included in research and development for the year ended December 31, 2010 and 2009 were non-cash stock compensation charges of  $90,585 and  $223,591, respectively for the issuance of shares of common stock and options to consultants and employees.

Share-Based Payments

We account for share-based compensation expense to reflect the fair value of share-based awards measured at the grant date.  This expense is recognized over the requisite service period and is adjusted each period for anticipated forfeitures. We estimate the fair value of each share-based award on the date of grant using the Black-Scholes option valuation model. The Black-Scholes option valuation model incorporates assumptions as to stock price volatility, the expected life of options, a risk-free interest rate and dividend yield. On October 26, 2007 our Board of Directors approved the Vu1 Corporation 2007 Stock Incentive Plan (the “Plan”).  A total of 500,000 shares of our common stock were authorized for issuance under the Plan.  The Plan was approved by our stockholders on May 22, 2008.  See Note 12.

Comprehensive Income

Comprehensive income includes all changes in equity (net assets) during a period from non-owner sources. Other comprehensive income presented in the accompanying consolidated financial statements consists of foreign currency translation adjustments.

Loss Per Share

We calculate basic loss per share by dividing loss available to common stockholders by the weighted-average number of shares of common stock outstanding, excluding unvested stock. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common shares, including unvested stock, had been issued and if the additional common shares were dilutive.

The following potentially dilutive common shares are excluded from the computation of diluted net loss per share for all periods presented because the effect is anti-dilutive:
	Year Ended December 31,
	2010	2009
Warrants	432,746	527,073
Convertible debt	-	367,905
Stock options	332,754	239,847
Unvested stock	17,357	3,594

Total potentially dilutive securities	782,857	1,138,419

GOING CONCERN MATTERS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Going Concern Matters [Abstract]
Going Concern Matters [Text Block]
NOTE 3 - GOING CONCERN MATTERS

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which contemplate our continuation as a going concern. During the nine months ended September 30, 2011 we had no significant revenues, incurred a net loss of  $5.5 million, and had negative cash flows from operations of  $5.2 million. In addition, we had an accumulated deficit of  $76.0 million at September 30, 2011. These factors raise substantial doubt about our ability to continue as a going concern.

Recovery of our assets is dependent upon future events, the outcome of which is indeterminable. Our attainment of profitable operations is dependent upon our obtaining adequate debt or equity financing, developing products for commercial sale, and achieving a level of sales adequate to support our cost structure. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be unable to continue in existence.

In October 2011 we raised gross proceeds of  $375,000 in a private placement of convertible notes and warrants to certain accredited individual investors.  See Note 12, “Subsequent Events”.

Our efforts to raise additional funds will continue during fiscal 2011 to fund our planned operations and research and development activities, through one or more debt or equity financings.  We have engaged an investment banking firm to assist us in these fundraising efforts.

NOTE 3 – GOING CONCERN MATTERS

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which contemplate our continuation as a going concern. For the year ended December 31, 2010, we had a net loss of  $4,626,250 and we had negative cash flows from operations of  $3,529,351. In addition, we had an accumulated deficit of  $70,499,569 at December 31, 2010. These factors raise substantial doubt about our ability to continue as a going concern.

Recovery of our assets is dependent upon future events, the outcome of which is indeterminable. Our attainment of profitable operations is dependent upon obtaining adequate financing and achieving a level of sales adequate to support our cost structure. In addition, realization of a significant portion of the assets in the accompanying balance sheet is dependent upon our ability to meet our financing requirements and the success of our plans to sell our product. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be unable to continue in existence.

On February 8, 2011, we raised gross proceeds of  $2,210,000 in a private placement of our common stock and warrants to certain institutional investors.  See Note 14.

TAX REFUND RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Tax Refund Receivable [Abstract]
Tax Refund Receivable [Text Block]
NOTE 4 – TAX REFUND RECEIVABLE

Tax refund receivable represents the 19% value added tax receivable from the government of the Czech Republic.  No allowance for doubtful accounts has been provided as we believe the amounts are fully collectible.

NOTE 4 – TAX REFUND RECEIVABLE

Tax refund receivable represents the 19% value added tax receivable from the government of the Czech Republic.  No allowance for doubtful accounts has been provided as we believe the amounts are fully collectible.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 5 - COMMITMENTS AND CONTINGENCIES

Sendio Facility Operating Lease and Purchase Agreement

On June 22, 2011, Sendio s.r.o. amended the lease agreement (the “New Lease Agreement”), dated December 2, 2009, for its existing office and manufacturing facilities located in the city of Olomouc in the Czech Republic.  The amendment extended the termination date of the lease from June 30, 2011 to June 30, 2013.  There were no changes in the rent to be paid for the facilities. The annual rent remains CZK 13,365,000, plus applicable VAT taxes (CZK 1,113,750 per month), less amounts paid by existing tenants in the building.  The present rent is CZK 719,556, plus applicable VAT taxes per month after offset of the amounts paid by existing tenants, and will increase if the existing tenants vacate the premises by the amount paid by the vacating tenant. Our rent increased on September 1, 2011 by CZK 357,633 to CZK 1,074,189 due to an existing tenant vacating the premises. Sendio is responsible for utilities, maintenance and certain other costs as defined in the New Lease Agreement.

In addition, on June 22, 2011, Sendio amended and restated the purchase agreement, effective December 9, 2008 and amended March 3, 2009 and December 2, 2009 (the “Purchase Agreement”), for the same facilities with Milan Gottwald (“Mr. Gottwald”), the owner. Under the Purchase Agreement, Sendio has made installment payments totaling CZK 23,084,224 into an escrow account through September 30, 2011 to be applied against the total purchase price of CZK 179,000,000.  This amount has been recorded as a Deposit on building purchase at September 30, 2011 on the accompanying balance sheet.

The remaining purchase price of CZK 156,332,316 at June 22, 2011 is to be paid as follows:

•
Payments totaling CZK 3,332,316 payable in 24 monthly installments beginning July 1, 2011 of CZK 138,847 through June 30, 2013 into the escrow account. If any required installment is not made timely as defined in the Purchase Agreement, Mr. Gottwald is entitled to claim a contractual fine of 60% per year on the past-due amount.  All payments were made timely through September.

•
Payment of the remaining purchase price of CZK 153,000,000 into the escrow account on or prior to June 30, 2013.  If any required installment is not made timely as defined in the agreement, Mr. Gottwald is entitled to claim a contractual fine of 36% per year on the past-due amount.

The Purchase Agreement also specifies that Mr. Gottwald has the right to withdraw from the Purchase Agreement and impose contractual fines in the aggregate amount of up to CZK 26,000,000 in the event that Sendio does not make any installment payment timely.  Mr. Gottwald has the right to collect these from amounts deposited in escrow.

We had previously guaranteed payment by Sendio of up to a maximum of CZK 13,500,000 under the Purchase Agreement. This guarantee has been fully satisfied and released.

Also in conjunction with the Purchase Agreement, we agreed to privately issue 15,000 shares of our common stock valued at  $135,000 based on the closing market price on the effective date of the agreement of  $9.00 per share, to Mr. Gottwald.  This amount has been recorded as general and administrative expenses in the accompanying statements of operations for the nine months ended September 30, 2011.

Other Lease Agreements

On November 1, 2010, we entered into a six month lease agreement for office space for our corporate headquarters located in New York, New York.  Monthly rental payments are  $1,320 under the lease.  Subsequent to the expiration of the initial term, the lease agreement continued on a month-to-month basis.

Total rent expense was  $413,796 and  $352,839 for the nine months ended September 30, 2011 and 2010, respectively.

Investment Banking Agreements

On June 7, 2011, we entered into an agreement with Rodman & Renshaw, LLC to act as our exclusive placement agent for the sale of securities on June 22, 2011 as described in Note 6.  The agreement specified cash compensation of 7% of the purchase price paid in an offering plus warrants equal to 7% of common shares issued or issuable under the offering on the same terms as offered to investors in the private placement.  In addition, cash compensation of 7% of any proceeds from the exercise of warrants issued in conjunction with a private placement will be paid.  The agreement terminated 30 days after a successful private placement.  The obligation for fees and warrants survives for 18 months for proceeds raised from investors in the private placement.

On January 24, 2011, we entered into an agreement with Rodman & Renshaw, LLC to act as our exclusive placement agent for the sale of securities on February 8, 2011 as described in Note 10.  The agreement specified cash compensation of 7% of the purchase price paid in an offering plus warrants equal to 7% of common shares issued or issuable under the offering on the same terms as offered to investors in the private placement.  In addition, cash compensation of 7% of any proceeds from the exercise of warrants issued in conjunction with a private placement will be paid.  The agreement terminated 30 days after a successful private placement.  The obligation for fees and warrants survives for 18 months for proceeds raised from investors in the private placement.

On February 18, 2010, we entered into a Financial Advisory and Investment Banking Services Agreement to assist us with our fundraising efforts which terminated on June 30, 2010.  The agreement specified compensation for the placement of equity securities of 8% of any gross proceeds, plus warrants equal to 8% of the shares of common stock issued or issuable in any financing from investors identified by the investment banking firm.  In addition, if the investment banking firm moves to conduct a syndicated offering with other brokers, an additional 2% of gross proceeds for a management fee and 3% of gross proceeds will be due for a non-accountable expense allowance plus warrants equal to 5% of shares of common stock issued or issuable in such financing.   The agreement also specified compensation of 6% of gross proceeds with 6% warrant coverage for any mezzanine debt financing and 1.5% of gross proceeds for senior debt with no warrant coverage.

The obligation for payment of fees and warrants as specified above survived until June 30, 2011 for any amounts raised from investors identified and contacted by the investment banking firm.  No amounts are due under this agreement.

On March 10, 2010, we entered into an Investment Banking Agreement to assist us with our fundraising efforts, which expired in June, 2010.  The agreement specified compensation of 7% of any gross proceeds plus warrants equal to 7% of the number of common shares issued or issuable upon conversion in any financing transaction from investors identified by the investment banking firm. In addition, the investment banking firm has a right of first refusal under certain circumstances for a period of 18 months following the termination of the agreement under certain circumstances as defined in the agreement.  The obligation for payment of these fees and warrants survives for one year subsequent to the termination of the agreement for any amounts raised from investors identified and contacted by the investment banking firm.  No amounts are presently due under this agreement.

NOTE 6 – COMMITMENTS AND CONTINGENCIES
Sendio Facility Operating Lease and Purchase Agreement

On May 28, 2008, Sendio entered into a lease contract for certain facilities located in the city of Olomouc in the Czech Republic (the “Lease”).  We intend to utilize the facilities to continue our assessment of the feasibility of manufacturing of our energy efficient, mercury free line of lighting products.  The Lease term was one year, effective from July 1, 2008 and terminated on June 30, 2009.  The rent for the one year term was CZK 10,000,000, plus mandatory VAT.  The rent, after the reduction for amounts paid by other tenants, was payable monthly in the amount of CZK 455,310 for each month from January through June, 2009.  On May 29, 2008, Sendio paid a deposit of CZK 4,000,000 to the landlord.

Effective December 9, 2008, Sendio entered into an agreement (the “Purchase Agreement”) to purchase the facilities in the Lease from the landlord. The purchase price for the Premises is CZK 179,000,000 (approximately  $9.0 million USD) (the “Purchase Price”) and the scheduled closing date for ownership transfer anticipated in the Purchase Agreement was July 1, 2009. The deposit Sendio paid on May 29, 2008 under the Lease for CZK 4,000,000 was considered an advance on the Purchase Price. We have recorded this amount as a non-current asset as a deposit on building purchase in the accompanying balance sheets as of December 31, 2010 and 2009. The remaining balance of the Purchase Price was payable by means of an escrow account, with payments totaling CZK 175,000,000 originally scheduled to be made to an escrow account in installments, all of which were due June 30, 2009.

Also effective December 9, 2008, as additional inducement for the landlord to enter into the Purchase Agreement, Vu1 entered into a Deed of Guarantee with the landlord under which it guaranteed up to CZK 13,500,000 of  the CZK 175,000,000 aggregate payments by Sendio under the Purchase Agreement.  The guarantee expires upon full payment by Sendio of this amount.

Sendio did not make the first payment of CZK 11,000,000 due on February 28 and, on March 3, 2009, Sendio and the landlord of the building premises in the Czech Republic amended the payment terms under the Purchase Agreement (“Amendment No. 1”).  Under Amendment No. 1, Sendio paid CZK 1,000,000 into the escrow account on March 10, 2009 and deferred the payment under the original payment schedule.  Sendio did not make the payments under the revised payment schedule, and we entered into negotiations with the seller to revise the terms of the Purchase Agreement.

Pursuant to these negotiations, Sendio obtained month to month extensions for each month of the lease pursuant to these ongoing negotiations and Sendio agreed to pay CZK 722,556 per month for rent and CZK 645,834 per month for an escrow payment for July through November, 2009.

On December 2, 2009, Sendio executed a new lease agreement (the “New Lease Agreement”) for its existing office and manufacturing facilities in the Czech Republic. The New Lease Agreement commenced on December 1, 2009 and specifies annual rent of CZK 13,365,000 plus applicable VAT taxes (CZK 1,113,750 per month), less amounts paid by existing tenants in the building.  The present rent is CZK 719,556 per month after offset of the amounts paid by existing tenants and will increase should the existing tenants vacate the premises by the amount paid by the vacating tenant.  The New Lease Agreement expires on June 30, 2011. Sendio is responsible for utilities, maintenance and certain other costs as defined in the lease.

In addition on December 2, 2009 Sendio executed an amendment to the purchase agreement (“Amendment No. 2”) for the facilities.  Under Amendment No. 2, Sendio agreed to payments of the remaining purchase price of CZK 170,770,830 as follows:

•	Payment of CZK 2,167,668 to the escrow account related to the purchase of the building. This payment was made by Sendio.

•
Payments totaling CZK 12,270,846 payable in 19 monthly installments beginning December 1, 2009 of CZK 645,834 through June 30, 2011 into the escrow account.  If any required installment is not made timely as defined in the agreement, the seller is entitled to claim a contractual fine of 60% per year on the past-due amount.

•
Payment of the remaining purchase price of CZK 156,332,316 into the escrow account on or prior to June 30, 2011.  If any required installment is not made timely as defined in the agreement, the seller is entitled to claim a contractual fine of 36% per year on the past-due amount.

Under the Amendment No. 2, the seller specifically waived any claims for contractual penalties, damages or other costs arising out of any defaults by Sendio under the purchase agreement occurring prior to November 30, 2009.  However, in the event of future breaches or claims under the purchase agreement by Sendio, Amendment No. 2 provides that the seller may be able to claim contractual penalties of CZK 17,500,000 for defaults prior to June 30, 2009.

Amendment No. 2 also specifies that the seller has the right to withdraw from the purchase agreement and impose contractual fines in the aggregate amount of up to CZK 26,000,000 (which amount includes the CZK17,500,000 for defaults prior to June 30, 2009 described above) in the event that Sendio does not make any installment payment timely.  The seller has the right to collect these from amounts deposited in escrow.

Other Operating Leases

In February 2009, we entered into a five month lease for our office space in Seattle, Washington.  Monthly rent was  $1,530.  Upon the conclusion of the lease term the lease became month to month on the same terms.  This lease was terminated by its terms in November, 2010.

On November 1, 2010, we entered into a six month lease agreement for office space for our corporate headquarters located in New York City, New York.  Monthly rental payments are  $1,320 under the lease.

Total rent expense was  $474,329 and  $431,649 for the years ended December 31, 2010 and 2009, respectively.

The future payments under New York lease and our Sendio operating lease, net of amounts presently paid by other tenants at the Sendio facility as of December 31, 2010 are as follows:

2011	231,508
Total	$231,508

Investment Banking Agreements

On February 18, 2010, we entered into a Financial Advisory and Investment Banking Services Agreement to assist us with our fundraising efforts.  We paid  $20,000 as an advisory fee at the inception of the agreement.  In addition, the agreement specifies compensation for the placement of equity securities of 8% of any gross proceeds plus warrants equal to 8% of common shares issued or issuable in any financing from investors identified by the investment banker.  In addition, if the investment banker moves to conduct a syndicated offering with other brokers, an additional 2% of gross proceeds for a management fee and 3% of gross proceeds will be due for a non accountable expense allowance plus warrants equal to 5% of common shares issued or issuable in such financing.

The agreement also specifies compensation of 6% of gross proceeds with 6% warrant coverage for any mezzanine debt financing and 1.5% of gross proceeds for senior debt with no warrant coverage. The agreement terminated on June 30, 2010. The obligation for payment of fees and warrants as specified above survives for one year subsequent to the termination of the agreement for any amounts raised from investors identified and contacted by the investment banker.  No amounts are presently due under this agreement.

On March 10, 2010, we entered into an Investment Banking Agreement to assist us with our fundraising efforts, which expired in June, 2010.  The Agreement specifies compensation of 7% of any gross proceeds plus warrants equal to 7% of the number of common shares issued or issuable upon conversion in any financing transaction from investors identified by the investment banker. In addition, the investment banker has a right of first refusal under certain circumstances for a period of 18 months following the termination of the agreement under certain circumstances as defined in the agreement.  The obligation for payment of these fees and warrants survives for one year subsequent to the termination of the agreement for any amounts raised from investors identified and contacted by the investment banker.  No amounts are presently due under this agreement.

In March 2009, we signed an exclusive investment banking agreement with an investment banker to assist us with our fundraising efforts.  During the term of the agreement and for one year after its termination, upon the closing of a transaction from investors introduced by the investment bank, we will pay the investment bank financing fees ranging from 5% to 7% of the value of the transaction as defined in the agreement. This agreement was terminated on December 31, 2009.  As of December 31, 2010, we have no further liability under this agreement. No fees were paid to the investment banker under this agreement.

CONVERTIBLE DEBENTURES	9 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 6 – CONVERTIBLE DEBENTURES

On June 22, 2011, pursuant to a Securities Purchase Agreement, dated as of June 16, 2011, with several institutional investors, we completed a private placement of our original issue discount convertible debentures (referred to as the convertible debentures), receiving gross proceeds of  $3,500,000.  Each convertible debenture was issued at a price equal to 85% of its principal amount.  The convertible debentures mature two years after the date of their issuance and do not bear regularly scheduled interest.  Investors may convert their convertible debentures into shares of our common stock at any time and from time to time on or before the maturity date, at a conversion price of  $11.00 per share.

The convertible debentures will mandatorily convert at our option into shares of our common stock at the conversion price, if the closing bid price for the common stock exceeds  $30.00 per share for a period of 10 consecutive trading days, provided that such underlying shares have been fully registered for resale with the U.S. Securities and Exchange Commission (SEC).

The convertible debentures are unsecured, general obligations of our company, and rank pari passu with our other unsecured and unsubordinated liabilities.  The convertible debentures are not redeemable or subject to voluntary prepayment by us prior to maturity.  The convertible debentures are identical for all of the investors except for principal amount.

The investors agreed not to convert their convertible debentures or exercise their warrants, and we will not be permitted to require a mandatory conversion, to the extent such conversion, exercise or issuance would result in beneficial ownership of more than 4.99% of our outstanding shares at such time.

Events of default under the convertible debentures include:

•              failure to pay principal or any liquidated damages on any convertible debenture when due;

•              failure to perform other covenants under the convertible debentures that is not cured five trading days after notice by holders;

•              default under the other financing documents, subject to any grace or cure period provided in the applicable agreement, document or instrument;

•              certain events of bankruptcy or insolvency of our company or any significant subsidiary;

•              any default by our company or any subsidiary under any instrument in excess of  $150,000 that results in such obligation becoming due and payable prior to maturity;

•              we become party to a change of control transaction, or dispose of greater than 50% of our assets; and

•              failure to deliver common stock certificates to a holder prior to the tenth trading day after a convertible debenture conversion date.

Upon an event of default, the outstanding principal amount of the convertible debentures, plus a default premium, shall become immediately due and payable to the holders of the convertible debentures.

The convertible debentures contain various covenants that limit our ability to:

•              incur additional indebtedness, other than permitted indebtedness as defined in the convertible debenture;

•              incur specified liens, other than permitted liens as defined in the convertible debenture;

•              amend our certificate of incorporation or by-laws in a material adverse manner to the holders; and

•              repay or repurchase more than a de minimus number of shares of our common stock.

As part of the financing, we also agreed not to undertake a reverse or forward stock split or reclassification of our common stock until the one-year anniversary of the closing date, except with the consent of a majority in interest of the holders or in connection with an up-listing of our common stock onto a trading market other than the OTC Bulletin Board.
We also issued to the investors five-year warrants to purchase up to 187,175 shares of our common stock at an exercise price of  $13.00 per share.  The warrants may be exercised on a cashless basis at any time after the earlier of (i) one year after the date of their issuance or (ii) the completion of the applicable holding period required by Rule 144 in the event the underlying shares have not been fully registered for resale with the SEC.  The warrants are not callable.  Neither the warrants nor the convertible debentures contain a provision for anti-dilution adjustments in the event of a subsequent equity financing at a price less than the respective warrant exercise price or convertible debenture conversion price.

Pursuant to a Registration Rights Agreement, dated as of June 16, 2011, with the investors, we agreed to file a shelf registration statement covering the resale of the shares of common stock issuable upon the conversion of the convertible debentures and exercise of the warrants within 30 days after the closing, use our best efforts to cause the shelf registration statement to be declared effective within 90 days after the closing (or 120 days in the event of a “full review” by the SEC), and keep the shelf registration statement effective until the underlying shares have been sold or may be sold without volume or manner of sale restrictions pursuant to Rule 144 under the Securities Act of 1933 and if we are unable to comply with this covenant, we will be required to pay liquidated damages to the investors in the amount of 1.5% of the investors’ purchase price per month during such non-compliance (capped at a maximum of 10% of the purchase price), with such liquidated damages payable in cash.  We filed the registration statement on July 15, 2011 and it was declared effective on July 26, 2011.  We evaluated any liability under the registration rights agreement at September 30, 2011 and determined no accrual was necessary.

The carrying value at September 30, 2011 and June 22, 2011 (inception) of the convertible debentures is as follows:

	September 30, 2011	June 22, 2011 (Issue Date)
Face amount	$4,117,750	$4,117,750
Original issue discount	(539,015)	(617,750)
	3,578,735	3,500,000
Beneficial conversion feature and warrant allocation	(1,292,071)	(1,447,812)
Carrying value	$2,286,664	$2,052,188

The original issue discount of the convertible debentures is being amortized over their two-year life.

The proceeds were first allocated between the convertible debentures and the warrants based upon their relative fair values. The estimated fair value of the warrants issued with the convertible debentures of  $1,018,582 was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock –  $9.00 per share; estimated volatility – 84.6%; risk-free interest rate – 1.58%, expected dividend rate – 0% and expected life – 5.0 years. This resulted in allocating  $788,972 to the warrants and  $2,711,028 to the convertible debentures.

Next, the intrinsic value of the beneficial conversion feature was computed as the difference between the fair value of the common stock issuable upon conversion of the convertible debentures and the total price to convert based on the effective conversion price. This resulted in allocating  $658,840 to the beneficial conversion feature. The resulting  $1,447,812 discount to the convertible debentures is being amortized over the two-year term of the convertible debentures using the effective interest method.

In conjunction with the placement of the convertible debentures, we paid our investment banker  $245,000 as a placement fee and issued five-year warrants to purchase 26,205 shares of our common stock at an exercise price of  $13.00 per share.  All terms are identical to the warrants issued to the holders of the convertible debentures. The estimated fair value of the warrants issued with the convertible debentures of  $142,601 was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock –  $9.00 per share; estimated volatility – 84.6%; risk-free interest rate – 1.58%, expected dividend rate – 0% and expected life – 5.0 years.  In addition, we incurred legal and other costs of  $53,500 paid in cash.  These costs, totaling  $441,101 were recorded as loan costs on the accompanying balance sheet on the date of issuance and are being amortized to interest expense using the straight line method, which approximates the effective interest method, over the two-year term of the convertible debentures.

Interest expense related to the convertible debentures is as follows:

	Nine months ended September 30,
	2011	2010
Amortization of original issue discount	$78,735	$-
Amortization of beneficial conversion feature and warrant allocation	155,741	-
Amortization of loan costs	60,342	-
	$294,818	$-

CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2010
Convertible Notes Payable [Abstract]
Convertible Notes Payable [Text Block]
NOTE 7 – CONVERTIBLE NOTES PAYABLE

On June 8, 2009, Vu1 issued a Secured Convertible Grid Promissory Note to Full Spectrum as amended August 31, 2009 and amended and restated November 19, 2009. On November 19, 2009 we entered into a new Secured Convertible Grid Promissory Note with SAM Special Opportunity Fund, L.P. (collectively, the “Notes”). The Notes provided that Full Spectrum and SAM Special Opportunity Fund, L.P. may make one or more loans to Vu1, at such times and in such amounts as determined by Full Spectrum or SAM Special Opportunity Fund, L.P. in its sole discretion, but not to exceed  $7 million. Principal amounts under the Notes were convertible at any time into shares of our common stock at a price of  $8.00 per share and were secured by all of our assets. The Note also provided that in conjunction with each advance under the Notes, we would issue three-year warrants to purchase common stock at an exercise price of  $15.00 per share equal to 50% of the shares into which each advance was convertible. The Notes bore interest at 18% which was payable in quarterly installments beginning February 1, 2010.  We had granted to both lenders a first priority security interest in our assets as collateral security for repayment of their Notes.  The Notes were due on June 30, 2011.

Full Spectrum is an LLC that is managed by R. Gale Sellers, an executive officer and director of Vu1.  SAM Special Opportunity Fund, L.P. is advised by SAM Advisors, LLC.  William B. Smith, the chairman of our board of directors, is President and CEO of SAM Advisors, LLC. Gregory Owens Jr., a member of our board of directors, is a Portfolio Manager at SAM Advisors, LLC and a Managing Director of SAM Special Opportunity Fund, LP.

The holders of the Notes retained out of each advance made to us an amount equal to one interest payment (three months’ accrued interest) (the “Interest Prepayment”), to be applied either to the final quarterly payment of interest due under the Notes, or as payment of accrued and unpaid interest upon an event of default or prepayment of the Notes. The amount retained as interest was treated as a component of the face value of the Notes and as prepaid interest, subject to amortization.

From June 8, 2009 to September 27, 2010, we received advances from Full Spectrum and SAM Special Opportunity Fund, L.P. under their Notes summarized as follows:

	Issuances
	Year Ended	Nine Months Ended	Pre-Conversion Balances at	Balance
	December 31,	September 30,	September 27,	December 31,
	2009	2010	2010	2009
Notes
Face value, 18% per annum, secured convertible grid promissory notes, due June 30, 2011	$2,943,191	$3,312,275	$6,255,466	$2,943,191
Original issue discount, resulting from the allocation of basis to warrants and compound embedded derivatives	(2,943,191)	(2,154,076)	(5,097,267)	(2,943,191)
Amortization of original issue discount using the effective interest method	381,172	325,099	706,271	50,848
Carrying values at September 27, 2010	$381,172	$1,483,298	$1,864,470	$50,848

Linked Common Shares
Notes	367,905	414,044	781,949
Warrants	183,956	207,033	390,989
Total	551,861	621,077	1,172,938

The Notes contained a down round provision that enabled the Note holders to convert to our common stock at the lesser of  $8.00 per share or the per share price of any future convertible debt or equity offering approved by the Board of Directors.  The down round provision required bifurcation of the embedded conversion options and classification in derivative liabilities at fair value because they are no longer considered indexed to the Company’s common stock. We carried the derivative liabilities at fair value, with charges or credits to income for changes in fair value, until the Notes were settled through conversion as described below. The terms of the Notes provided for capitalization of three month’s interest which was treated as a component of the face value of the Notes and a prepaid interest, subject to amortization.

The following is a summary of our accounting for the Full Spectrum and SAM Special Opportunity Fund, L.P. Notes:

	Year ended December 31,
	2010	2009
Face value	$3,312,275	$2,943,191
Proceeds in cash	2,819,089	2,810,747
Accrued interest extinguished	344,134	-
Initial allocation:
Prepaid interest	(149,052)	(132,443)
Notes payable	1,158,199	694
Beneficial conversion	-	551,469
Warrants	664,775	1,204,233
Derivative liabilities	1,705,174	2,034,576
Day one loss	-	(847,782)
Extinguishment of obligations	(215,873)	-
	$3,163,223	$2,810,747

On September 13, 2010, we exchanged a Note with a face value of  $360,350 (including  $16,216 of prepaid interest) and warrants to purchase 450,438 shares of common stock in exchange for  $344,134 of unpaid, accrued interest through August 1, 2010 payable to Full Spectrum. This transaction was accounted for as an extinguishment of obligations wherein the fair value of the notes and warrants, amounting to  $437,253 and  $138,970, respectively, were exchanged for the carrying value of the obligation, and the difference of  $215,873 was recorded as loss on extinguishment of debt in the accompanying consolidated statement of operations for the year ended December 31, 2010.

Information and significant assumptions embodied in our valuations (including equivalent amounts across ranges of simulations resulting from the calculations) of the derivative instrument for the issuances are shown in the following table:

Year ended December 31,
	2010	2009
Trading market price	$3.80- $11.80	$10.20- $18.20
Expected life (years)	0.85 - 1.25	1.24 - 1.73
Equivalent volatility	88.7% - 145.3%	97.0% - 122.2%
Risk adjusted yield	8.4% - 9.7%	9.7% - 12.0%
Risk adjusted interest rate	15.1%-18.0%	14.4%-18.0%

The warrants issued in conjunction with the Full Spectrum and SAM Special Opportunity Fund, L.P. Notes have strike prices of  $15.00 and terms of three years from the issuance date. Warrants achieved equity classification because they met all of the requisite criteria and conditions therefore. However, the initial accounting requires allocation of proceeds among the Notes and their warrants based upon relative fair values. The estimated fair value of the warrants reflected in the table above represent the relative fair values of the warrants, derived by allocating the proceeds to the warrants and Notes based upon their respective fair values. Fair values of warrants were calculated using the Black-Scholes option pricing model with the following assumptions:

	Year ended December 31,
	2010	2009
Trading market price	$5.80- $11.80	$10.20- $18.20
Expected dividend	—	—
Expected life in years	3.0	3.0
Volatility	97.2%-162.0%	122.7%-172.8%
Risk free rate	0.6%-1.7%	1.2%-2.0%

The following table shows the cumulative advances from June 8, 2009 to September 27, 2010, (i) the net amount of cash received on advances and interest converted made by Full Spectrum and SAM Special Opportunity Fund, L.P. under their respective notes, (ii) the outstanding principal amount of each note, (iii) the total number of shares of common stock into which the notes are convertible (assuming a conversion rate of  $8.00 per share) and (iv) the total number of warrants issued to Full Spectrum and SAM Special Opportunity Fund, L.P.  For each cash advance made under either note, the lender retains the Interest Prepayment, to be applied by the lender to the final quarterly payment of interest due under the note, or as payment of accrued and unpaid interest upon an event of default or prepayment of the note; accordingly, the outstanding principal amount for each note is calculated as the sum of the total amount of cash advances, plus the Interest Prepayments and retained expenses.

	Advances and Interest Converted	Total Principal	Conversion Shares	Warrants
Full Spectrum	$3,267,829	$3,421,810	427,738	213,877
SAM	2,706,141	2,833,655	354,211	177,112
	$5,973,970	$6,255,465	781,949	390,989

On September 27, 2010, Full Spectrum and SAM Special Opportunity Fund, L.P. converted their convertible grid promissory notes, along with all related accrued interest, net of prepaid interest through that date into 772,530 shares of our unregistered common stock. The conversion was made in accordance with the original terms and conditions of the underlying contracts, without modification or adjustment. We accounted for the conversion by initially adjusting the embedded derivatives to fair value and adjusting amortization of the original issue discount and prepaid interest to the conversion date. The carrying values associated with the notes (as reflected in the table below) was then aggregated and reclassified to stockholders’ equity.

The carrying value on the date of conversion consisted of the following components:

Convertible notes payable	(1,864,470)
Embedded derivative liability	(2,979,334)
Prepaid interest	242,150
Accrued interest	(146,117)
(4,747,771)

Information and significant assumptions embodied in our valuation on the date of conversion (including equivalent amounts across ranges of simulations resulting from the calculations) of the derivative instrument for the issuances are shown in the following table:

September 27, 2010
Trading market price	$8.00
Expected life (years)	0.60 - 0.86
Equivalent volatility	158.62%
Risk adjusted yield	7.79%
Risk adjusted interest rate	18.00%

DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 7 – DERIVATIVE WARRANT LIABILITY

On February 9, 2011, we issued five-year warrants to purchase 262,750 shares of our common stock at an exercise price of  $12.00 per share in conjunction with the private placement described in Note 10.  If we issue common stock or common stock equivalents at a price per share less than the exercise price of the warrants, the exercise price of the warrants is decreased to equal the price at which the common stock or common stock equivalents were issued.  The exercise price cannot be reduced below  $9.00 per share. We determined that the potential adjustment to the exercise price of the warrants exceeded the economic dilution suffered and therefore the warrants are not to be considered indexed to our common stock and causes the warrants to be a derivative liability. Derivative financial instruments are classified as liabilities and carried at fair value at each reporting date, with changes reflected in the statements of operations.

On June 22, 2011, the exercise price of the warrants was reduced from  $12.00 per share to  $11.00 per share as a result of the issuance of the convertible debentures at a conversion price of  $11.00 per share as described in Note 6.  As a result, we recognized the difference in the fair value of the warrants of  $39,503 as of that date as an additional unrealized fair value change in the derivative gain for the nine months ended September 30, 2011.

The following table summarizes the components of changes in our derivative warrant liability during the nine months ended September 30, 2011:

Nine Months ended
September 30, 2011
Beginning balance	$-
Derivatives recognized upon issuance	2,090,648
Fair value change due to repricing, included in income	39,503
Unrealized fair value changes, included in income	(1,229,992)
Total unrealized gain, included in income	(1,190,489)
Ending balance	$900,159

The Company uses the Black-Scholes option valuation model to measure the fair value of the warrants, and based on the following assumptions, a summary of the fair values are as follows:

	February 9, 2011	June 22, 2011	June 22, 2011	September 30, 2011
Exercise price	$12.00	$12.00	$11.00	$11.00
Trading market price	$10.62	$9.00	$9.00	$7.40
Expected life (years)	5.00	4.64	4.64	4.36
Equivalent volatility	102.90%	82.80%	82.80%	71.50%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	2.33%	1.58%	1.58%	0.98%
Fair value	$2,090,648	$1,386,411	$1,425,914	$900,159

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments represent the embedded conversion features in our Notes that required bifurcation from the host debt agreements. Derivative financial instruments are classified as liabilities and carried at fair value, with changes reflected in the statement of operations. The following table summarizes the components of changes in our derivative financial instruments during 2009 and 2010:

Amount
Balance at June 8, 2009 (first date of issuance)	$—
Modifications and issuances:
Derivatives recognized upon modification of Notes, discussed in Note 7	529,031
Derivatives recognized upon issuance of post-modification Notes	2,034,576
Unrealized fair value changes, included in income	289,404
Balance at December 31, 2009	2,853,011
Derivatives recognized upon issuance	1,705,174
Unrealized fair value changes, included in income	(1,578,851)
Conversion	(2,979,334)
Balance at December 31, 2010	$-

The following table summarizes the effect on our consolidated statements of operations related to derivative financial instruments:

	Year Ended December 31,
	2010	2009
Day one derivative losses	$-	$1,315,516
Fair value changes	(1,578,851)	289,404
Total derivative valuation (gain) loss	$(1,578,851)	$1,604,920

We value our derivative financial instruments using a Monte Carlo Simulation Technique (“MCST”) using Level 3 inputs. The MCST was selected because this technique embodies all of the types of inputs that we expect market participants would consider in determining the fair value of equity linked derivatives embedded in hybrid debt agreements. Those inputs include equity-related inputs, as well as credit risks, interest risks and redemption behaviors. The following table summarizes the significant inputs and equivalent amounts across ranges of simulations resulting from the calculations:

Year ended December 31,
	2010	2009
Trading market price	$3.80- $11.80	$10.20- $18.20
Expected life (years)	0.85 - 1.25	1.24 - 1.73
Equivalent volatility	88.7% - 145.3%	97.0% - 122.2%
Risk adjusted yield	8.4% - 9.7%	9.7% - 12.0%
Risk adjusted interest rate	15.1%-18.0%	14.4%-18.0%

SHORT TERM LOAN PAYABLE	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 9 – SHORT TERM LOAN PAYABLE

On November 3, 2009, we issued a 10% note payable to an investor for cash in the amount of GBP 70,000 (approximately  $113,000) secured by certain assets of Sendio.  On May 1, 2010, we issued three year warrants to purchase 3,750 shares of our common stock at an exercise price of  $7.60 per share to the investor as compensation for extending the due date of the loan.  The fair value of the warrant of  $19,125 was recognized as interest expense in the accompanying condensed consolidated statement of operations for the year ended December 31, 2010.  The fair value of the warrant was determined using the following assumptions: market price -  $7.60, volatility – 111.0%, risk free interest rate – 1.51%.  On June 3, 2010, the due date of the note and accrued interest was extended to August 31, 2010.  On September 1, 2010, the due date of the note was further extended to November 30, 2010.  On November 18, 2010, we paid the 10% note payable in cash in the amount of GBP 70,000 (approximately  $113,000) and all related accrued interest.

LOAN PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Loan Payable [Abstract]
Loan Payable [Text Block]
NOTE 8 – LOAN PAYABLE

On May 15, 2008, Sendio entered into a three-year note payable for the purchase of a vehicle.  The note bore interest at a rate of 24.5% and was payable in 36 equal monthly installments of principal and interest of approximately  $575 plus mandatory VAT and insurance.  The note was secured by the vehicle.  The note was paid in full in May, 2011.

NOTE 10 – LOAN PAYABLE

On May 15, 2008, Sendio entered into a three-year note payable for the purchase of a vehicle.  The note bears interest at a rate of 24.5% and is payable in 36 equal monthly installments of principal and interest of approximately  $575 plus mandatory VAT and insurance.  The note is secured by the vehicle.

CAPITAL LEASE OBLIGATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Capital Lease Obligation [Abstract]
Capital Lease Obligation [Text Block]
NOTE 9 – CAPITAL LEASE OBLIGATION

On May 30, 2008, Sendio entered into a five-year lease agreement for the purchase of certain equipment.  The capital lease obligation bears interest at a rate of 7.7% and requires payments of principal and interest of approximately  $630 plus mandatory VAT and insurance over the 60-month term of the lease. The assets acquired under the capital lease obligation are being depreciated over the five-year term of the lease.

NOTE 11 – CAPITAL LEASE OBLIGATION

On May 30, 2008, Sendio entered into a five-year lease agreement for the purchase of certain equipment.  The capital lease obligation bears interest at a rate of 7.7% and requires payments of principal and interest of approximately  $630 plus mandatory VAT and insurance over the 60-month term of the lease. The assets acquired under the capital lease obligation are being depreciated over the five-year term of the lease.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 10 – STOCKHOLDERS’ EQUITY

Preferred Stock

Our Amended and Restated Articles of Incorporation allow us to issue up to 10,000,000 shares of preferred stock without further stockholder approval and upon such terms and conditions, and having such rights, preferences, privileges, and restrictions as the Board of Directors may determine.  No preferred shares are currently issued and outstanding.

Common Stock

Reverse Stock Split

On November 10, 2011, we filed a certificate of amendment of our articles of incorporation to effect a 1-for-20 reverse stock split of our outstanding common stock, and decrease the total number of shares of common stock authorized to be issued from 200,000,000 shares to 90,000,000 shares.  All share and per share amounts have been retrospectively adjusted to reflect the reverse stock split.

Unit Offering

From January 12 to February 4, 2011, we sold 20,075 units at a subscription price of  $20.00 per unit for net proceeds of  $401,500 in our unit private placement.  Each unit consisted of two shares of common stock and a two-year warrant to purchase one share of common stock at an exercise price of  $20.00 per share.  A total of 40,150 shares of common stock and warrants to purchase 20,075 shares of common stock at an exercise price of  $20.00 were issued.  Included in these amounts are 6,650 shares of our common stock and 3,325 warrants issued upon the conversion of  $66,500 in accounts payable to R. Gale Sellers, our former Chief Executive Officer and board member.

The net proceeds were allocated based on the relative fair values of the common stock and the warrants on the dates of issuance.  The allocated fair value of the warrants was  $67,776 and the balance of the proceeds of  $333,724 was allocated to the common stock.

The fair value of the warrants issued in our unit private placement was calculated using the Black-Scholes option valuation model with the following assumptions:

Closing market price of common stock	$10.00 to $11.20
Estimated volatility	105.5% to 108.7%
Risk free interest rate	0.54% to 0.77%
Expected dividend rate	-
Expected life	2 years

Private Placement

On February 8, 2011, we completed a private placement to eight institutional accredited investors of 245,560 shares of our common stock, at a purchase price of  $9.00 per share, for gross proceeds of  $2,210,000.  As part of the private placement, the investors were issued five-year warrants to purchase 245,560 shares of our common stock, at an initial exercise price of  $12.00 per share.  As discussed in Note 7, the exercise price was reduced on June 22, 2011 to  $11.00 per share as a result of the issuance of the convertible debentures as described in Note 6.

These warrants contain a full ratchet provision which reduces the exercise price of the warrant in the event we issue common stock or common stock equivalents at a price lower than the exercise price of the warrants.  The exercise price cannot be reduced below  $9.00 per share. As such, the warrants have been treated as a derivative warrant liability as discussed in Note 7.

For each of the warrants, the holder will be able to exercise the warrant on a so-called cashless basis at any time following the one-year anniversary of the closing of the private placement in which a registration statement covering the shares of our common stock underlying such warrants is not effective.

The net proceeds from the private placement totaling  $2,001,901, following the payment of offering-related expenses of  $208,099, were used by us for our capital expenditure requirements and for working capital and other general corporate purposes.  At the closing of the private placement, we paid Rodman & Renshaw LLC, the placement agent for the private placement, cash compensation of 7% of the gross proceeds of the private placement and a five-year warrant to purchase up to 17,190 shares of our common stock, at an initial exercise price of  $12.00 per share. As discussed in Note 7, the exercise price was reduced on June 22, 2011 to  $11.00 per share as a result of the issuance of the convertible debentures as described in Note 6.

We agreed, pursuant to the terms of a registration rights agreement with the investors, to file a shelf registration statement with respect to the resale of the shares of our common stock sold to the investors and shares of our common stock issuable upon exercise of the warrants with the SEC on or before April 10, 2011; and to use our best efforts to have the shelf registration statement declared effective by the SEC as soon as possible after the initial filing, and in any event no later than 90 days after the closing date (or 150 days in the event of a review of the shelf registration statement by the SEC). We also agreed to keep the shelf registration statement effective until all registrable securities may be sold under Rule 144 under the Securities Act of 1933 and if we are unable to comply with this covenant, we will be required to pay liquidated damages to the investors in the amount of 1.5% of the investors’ purchase price per month during such non-compliance (capped at a maximum of 10% of the purchase price), with such liquidated damages payable in cash.  We filed the registration statement on April 10, 2011 and it was declared effective on April 18, 2011.  We evaluated any liability under the registration rights agreement at September 30, 2011 and determined no accrual was necessary.

The investors agreed, pursuant to the securities purchase agreement, not to engage in any short sales (as defined in the agreement) until the earlier of the effective date of the shelf registration statement referred to above or the date when the shares of our common stock sold to the investors and shares of our common stock issuable upon exercise of the warrants are eligible for sale under Rule 144 under the Securities Act of 1933.  We also granted the investors the right to participate in future equity financing transactions within the 12 months following the closing of the private placement and agreed to certain restrictions on our ability to sell our equity securities until 60 days after the effective date of the shelf registration statement.

Issuances of Common Stock

On June 22, 2011, we issued 15,000 shares of common stock with a fair value of  $135,000 based on the closing market price as of that date of  $9.00 per share to Milan Gottwald pursuant to the Sendio facilities purchase agreement as described in Note 5.

Stock and Stock Options issued and exercised pursuant to the 2007 Stock Incentive Plan

Stock issuances

On March 17, 2011, we issued 5,000 shares of common stock from the 2007 Stock Incentive Plan with a fair value of  $51,000 based on the closing market price as of that date of  $10.20 per share pursuant to the settlement of a dispute with a former consultant and employee to the Company.

On June 15, 2011, we issued 12,500 shares of common stock with a fair value of  $112,500 based on the closing market price as of that date of  $9.00 per share for services to Integrated Sales Solutions, a company controlled by our President and Chief Operating Officer, Billy K. Hamlin.

On July 28, 2011, Bill K. Hamlin, a current member of our board of directors, was appointed to the positions of President and Chief Operating Officer of Vu1.  As part of his employment agreement, Mr. Hamlin agreed to convert  $105,000 of his annual salary into 13,125 shares of our common stock at a conversion price of  $8.00 per share, based on the closing market price of our common stock on the first day of his employment.  These shares will vest in twelve equal monthly installments over the term of his employment agreement.  We recognized a total of  $18,361 of compensation expense relative to the 2,296 shares that vested for the nine months ended September 30, 2011.

On October 4, 2010, we issued 23,530 shares of common stock to Phil Styles, our former Chief Executive Officer, at price of  $10.20 per share based on the closing market price for our common stock as of that date.  The shares were issued pursuant to his employment agreement, which provides for the vesting of these shares as his annual salary of  $240,000 is earned but unpaid.  During the nine months ended September 30, 2011, Mr. Styles converted  $47,670 of his salary into 4,674 shares of common stock, and the remaining 12,683 unvested shares were forfeited.

Option issuances

On March 14, 2011, our board of directors increased the number of shares of our common stock that we are authorized to issue under the 2007 Stock Incentive Plan from 500,000 shares to 1,000,000 shares.  A majority of our stockholders approved the amendment to the Stock Incentive Plan on October 10, 2011.

Also on March 14, 2011, our board of directors issued ten-year options to purchase a total of 31,250 shares of our common stock at an exercise price of  $10.40 per share based on the closing market price as of that date to certain  of our directors and an officer. The fair value of the options granted of  $285,032 was calculated using the Black-Scholes option valuation model.

On April 27, 2011, we issued five-year options to purchase 110,807 shares of our common stock at an exercise price of  $7.82 per share based on the closing market price as of that date to Scott C. Blackstone, Ph.D., our Chief Executive Officer, in conjunction with his employment agreement as of that date.  The options vest monthly over three years from the date of issuance.  The fair value of the options granted of  $616,084 was calculated using the Black-Scholes option valuation model.

On July 28, 2011, we issued stock options to purchase up to 70,000 shares of our common stock at an exercise price of  $8.00 per share, the closing market price on Bill K. Hamlin’s first day of employment, from the Stock Incentive Plan.  A total of 30,000 options will vest over the term of his employment agreement, and the remaining 40,000 options will vest upon meeting certain performance criteria set by the Company.  The fair value of the options granted of  $244,580 was calculated using the Black-Scholes option valuation model.

On August 22, 2011, we issued stock options to purchase 50,000 shares of our common stock at an exercise price of  $7.80 per share, the closing market price on the date of issuance, to certain directors and an officer from the Stock Incentive Plan.  The options vest upon issuance.  The fair value of the options granted of  $246,500 was calculated using the Black-Scholes option valuation model.

On September 12, 2011, we issued stock options to purchase 5,000 shares of our common stock at an exercise price of  $7.80 per share, the closing market price on the date of issuance, to an employee from the Stock Incentive Plan.  The options vest ratably over five years.  The fair value of the options granted of  $23,190 was calculated using the Black-Scholes option valuation model.

We used the following assumptions in the calculations of the Black Scholes option valuation model to calculate the fair value of options issued during the nine months ended September 30, 2011:

Closing market price of common stock	$7.80 - $10.40
Estimated volatility	72.8% - 92.3%
Risk free interest rate	0.42% - 3.36%
Expected dividend rate	-
Expected life	2-10 years

We recognized compensation expense of  $919,520 and  $550,413 related to the vested portion of stock and stock options based on their estimated grant date fair value as research and development expense or general and administrative expense based on the specific recipient of the award for the nine months ended September 30, 2011 and 2010, respectively.

At September 30, 2011, there are 10,833 shares of unvested restricted stock issued in 2011 of which we anticipate  $86,639 of unrecognized compensation expense will be recognized ratably through the vesting date of July 27, 2012.   At September 30, 2011, we have unrecognized compensation expense related to stock options of  $638,075, of which we anticipate  $79,996 will be recognized through December 31, 2011,  $273,609,  $212,904 and  $71,566 will be recognized in fiscal year 2012, and 2013 and 2014, respectively.

Warrants

During the nine months ended September 30, 2011, we issued five-year warrants to purchase 245,560 shares of our common stock, at an initial exercise price of  $12.00 per share in a private placement as described above. On June 22, 2011, the exercise price of the warrants was reduced from  $12.00 per share to  $11.00 per share as a result of the issuance of the convertible debentures at a conversion price of  $11.00 per share as described in Note 6. We also issued two-year warrants to purchase 20,075 shares of common stock at an exercise price of  $20.00 in our unit offering, described above.  In addition, we issued five-year warrants to purchase 213,380 shares of our common stock, at an exercise price of  $13.00 per share as described in Note 6.

During the nine months ended September 30, 2011, warrants to purchase 6,988 shares of common stock with an exercise price of  $12.00 per share expired unexercised.

A summary of our outstanding warrants at September 30, 2011 is as follows:

		Weighted-Average
Exercise	Warrants	Remaining Contractual	Number
Price	Outstanding	Life (Years)	Exercisable
$7.60	3,750	1.6	3,750
$11.00	262,750	4.4	262,750
$13.00	213,380	4.7	213,380
$15.00	398,488	1.4	394,738
$20.00	43,595	1.2	43,595
	921,963	3.0	918,213

NOTE 12 – STOCKHOLDERS’ EQUITY

Preferred Stock

Our Amended and Restated Articles of Incorporation allows us to issue up to 10,000,000 shares of preferred stock without further stockholder approval and upon such terms and conditions, and having such rights, preferences, privileges, and restrictions as the Board of Directors may determine.  No preferred shares are currently issued and outstanding.

Common Stock Issuances

During the year ended December 31, 2010 we completed the following:

On September 9, 2010, we issued 612 shares of common stock to a former employee at a price of  $9.00 per share based on the market price as of that date in settlement of  $5,500 of unpaid consulting fees.

On September 21, 2010, we issued 7,500 shares of common stock to a former employee at a price of  $8.00 per share based on the market price as of that date in settlement of  $60,000 of unpaid salary.

On September 21, 2010, we issued 2,400 shares of common stock to Charles Hunt, a director at a price of  $8.00 per share based on the market price as of that date in settlement of  $19,196 of unpaid consulting fees.

On September 21, 2010, we issued 4,988 shares of common stock to Richard Herring, a former director at a price of  $8.00 per share based on the market price as of that date in settlement of  $39,903 of unpaid consulting fees.

On September 25, 2010, we issued 1,849 shares of common stock to a former employee at a price of  $8.00 per share in settlement of  $14,790 of unpaid salary and expenses. On the same date, the employee exercised a  $4.60 per share option to purchase common stock in settlement of unpaid salary in the amount of  $34,500 and we issued 7,500 shares of common stock.

On September 27, 2010, we issued 772,530 shares of common stock upon the conversion of the Notes and related accrued interest as described in Note 7.

On November 4, 2010, we issued 2,500 shares of common stock to two employees of Sendio at a price of  $10.20 per share based on the closing market price as of that date and a fair value of  $25,500.  A total of 1,696 shares were issued in settlement of  $17,300 of unpaid wages and 804 shares were issued in settlement of  $8,200 of bonus compensation.

Also on November 4, 2010, we issued 6,863 shares of common stock to R. Gale Sellers, our former Chief Executive Officer and a director at a price of  $10.20 per share based on the closing market price as of that date and a fair value of  $70,000 in settlement of unpaid 2009 salary in the same amount.

During October 2010, we issued 40,008 shares of common stock in exchange for cash proceeds of  $480,075 related to the exercise of warrants at an exercise price of  $12.00 per share.

On November 4, 2010, we issued 12,500 shares of common stock with a fair value of  $150,000 based on the closing market price of  $12.00 as of that date to Bill K. Hamlin for service as a member of our Board of Directors.

On November 18, 2010, we issued 15,000 shares of common stock to a Duncan Troy, the then Chairman of our Board of Directors, pursuant to the exercise of an option to purchase common stock at an exercise price of  $7.60 per share in exchange for cash in the amount of  $114,000.

From October 14, 2010 to December 31, 2010, we sold 23,520 units at a subscription price of  $20.00 per unit for net proceeds of  $470,400 in our Unit Private Placement.  Each unit consists of two shares of common stock and a two-year warrant to purchase one share of common stock at an exercise price of  $20.00 per share.  A total of 47,040 shares of common stock and two-year warrants to purchase 23,520 shares of common stock at an exercise price of  $20.00 were issued.  The net proceeds were allocated based on the relative fair values of the common stock and the warrants on the dates of issuance.  The allocated fair value of the warrants was  $127,748 and the balance of the proceeds of  $342,652 was allocated to the common stock.

The fair value of the warrants issued in our Unit Private Placement was calculated using the Black-Scholes Option Pricing Model with the following assumptions:

Closing market price of common stock	$12.00 to $16.00
Estimated volatility	121.6% to 158.5%
Risk free interest rate	0.54% to 1.02%
Expected divident rate	-
Expected life	2 years

We made the following common stock awards for the year ended December 31, 2010 from the 2007 Stock Incentive Plan:

On October 4, 2010 we issued 23,530 shares of common stock to Phil Styles, our Chief Executive Officer at price of  $10.20 per share based on the closing market price for our common stock as of that date.  The shares are issued pursuant to his employment agreement, which provides for the vesting of these shares as his annual salary of  $240,000 is earned but unpaid.  During 2010, Mr. Styles converted  $34,452 of his salary into 3,378 shares of common stock, and 2,795 shares were forfeited.  A total of 17,357 shares remain unvested.

During the year ended December 31, 2009, we completed the following:

•
In January and February 2009, we collected net proceeds of  $131,800 pursuant to subscription agreements for 164,750 units in a private placement of units of our common stock and warrants.  Each unit consists of two shares of common stock and a two-year warrant to purchase one share of common stock at an exercise price of  $12.00 per share. A total of 16,475 shares of common stock and warrants to purchase 8,238 shares of common stock at an exercise price of  $12.00 per share were issued.

•
On May 5, 2009, we entered into an engagement letter with a vendor pursuant to which we issued 3,750 shares of common stock valued at  $71,250 based on the closing market price as of that date of  $19.00 per share. The fair value was recognized as general and administrative expense on the date of issuance.

•	On September 30, 2009, we issued 2,240 shares of common stock to an employee upon their termination for services valued at $22,400.

•
On December 3, 2009, we issued 7,938 shares of common stock valued at  $103,188 or  $13.00 per share based on the closing market price for our common stock as of that date to three vendors as compensation for services.

•	On December 3, 2009, we issued 8,703 shares of common stock at a price of $8.00 per share to six vendors in settlement of past due accounts payable totaling $69,622.

We made the following common stock awards for the year ended December 31, 2009 from the 2007 Stock Incentive Plan:

•
On January 2, 2009 we issued 5,000 shares of common stock to an employee valued at  $110,000 or  $22.00 per share based on the closing market price as of that date.  The shares did not vest and the stock was returned to the Plan.

•
On December 18, 2009 we granted 2,700 shares of common stock to employees for services valued at  $34,020 or  $12.60 per share based on the closing market price for our common stock as of that date.  The shares vested upon issuance.

Warrant Issuances and Exercises

2010 Warrants Issued

We issued three-year warrants to purchase 106,901 shares of common stock at an exercise price of  $15.00 per share to Full Spectrum, which is managed by R. Gale Sellers, a former director and our former Chief Executive Officer.  In addition we issued three-year warrants to purchase 100,132 shares of common stock at an exercise price of  $15.00 per share to SAM Special Opportunity Fund, L.P.  These warrants were issued pursuant to advances and extinguishment of interest made under their respective Notes as discussed in Note 7.

Also during 2010, we issued two-year warrants to purchase 23,520 shares of common stock at an exercise price of  $20.00 in conjunction with our Unit Private Placement as described above.

As discussed in Note 9, on May 1, 2010, we issued three year warrants to purchase 3,750 shares of our common stock at an exercise price of  $7.60 per share to the investor as an inducement to extend the due date of the loan.

2010 Warrants Exercised

During October 2010, we issued 40,008 shares of common stock in exchange for cash proceeds of  $480,075 related to the exercise of warrants at an exercise price of  $12.00 per share.

2009 Warrants Issued

On January 27, 2009, we issued a two-year warrant to a vendor to purchase 1,250 shares of common stock at an exercise price of  $20.00 per share based on the closing market price as of that date.  The warrants vested monthly over the period of service from January to May, 2009.  The value of the warrants of  $15,876 was calculated using the Black Scholes method and the following assumptions: volatility of 127.3%, risk free interest rate of 0.87% and an estimated life of two years.

During January and February 2009, we issued warrants to purchase 8,238 shares of common stock at an exercise price of  $12.00 per share pursuant to subscription agreements receivable at December 31, 2008 for 8,238 Units under a private placement of stock and warrants as described above. The warrants expired two years from the date of the subscription agreements.

On March 17, 2009, we issued a three-year warrant to a vendor to purchase 7,500 shares of common stock at an exercise price of  $15.00 per share based on the closing market price as of that date.  A total of 3,750 warrants vest over the one year life of the agreement, with the remaining warrants vesting upon the achievement of certain performance milestones. The value of the warrants of  $79,163 was calculated using the Black Scholes method and the following assumptions: volatility of 119.0%, risk free interest rate of 1.45% and an estimated life of three years.  The performance milestones had not been achieved at December 31, 2009.  We recognized a total of  $6,722 and  $32,859 of expense during the years ended December 31, 2010 and 2009, respectively pertaining to the vested portion of these warrants.  At December 31, 2010 there is  $39,582 of unrecognized expense that will be recognized upon the achievement of the performance milestones.

We issued three-year warrants to purchase 183,956 shares of common stock at an exercise price of  $15.00 per share in conjunction with the Convertible Notes Payable discussed in Note 7.

A summary of activity related to our warrants as of December 31, 2010 is presented below.

	Number of Shares	Exercise price range	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding, December 31, 2008	326,130	$12.00 to $23.00	$12.08
Granted	200,943	$12.00 to $20.00	$14.91
Exercised	-	-	-
Forfeited	-	-	-
Outstanding, December 31, 2009	527,073	$12.00 to $23.00	$13.16	1.5
Granted	234,303	$7.60 to $20.00	$15.33
Exercised	(40,008)	$12.00	$12.00
Forfeited	(288,622)	$12.00 to $23.00	$12.10
Outstanding, December 31, 2010	432,746	$7.60 to $20.00	$15.18	2.1

Exercisable, December 31, 2010	428,996	$7.60 to $20.00	$15.18	2.1

The following table summarizes our outstanding warrants as of December 31, 2010:

		Weighted-Average
Exercise	Warrants	Remaining Contractual	Number
Price	Outstanding	Life (Years)	Exercisable
$7.60	3,750	2.3	3,750
$12.00	5,738	0.1	5,738
$15.00	398,488	2.1	394,738
$20.00	24,770	1.8	24,770
	432,746	2.1	428,996

Stock and Stock Options Issued Pursuant to the 2007 Stock Incentive Plan

On October 26, 2007, our Board of Directors approved our 2007 Stock Incentive Plan.  A total of 500,000 shares of our common stock were authorized for issuance under the plan. The Stock Incentive Plan allows us to grant stock or stock option awards to our employees, directors, officers, consultants, agents, advisors and independent contractors and subsidiaries, for up to an aggregate of 500,000 shares of  common stock.  The Stock Incentive Plan is administered by our Board of Directors and Compensation Committee, which can determine the size and type of award granted, purchase price, vesting schedule and expiration date of any stock or options grant.  All grants of shares and the shares underlying options are for restricted common stock and are issued at the closing market price of our common stock on the date of grant.

A summary of activity related to grants of common stock under the 2007 Stock Incentive Plan as of December 31, 2010 is presented below.

	Number of Shares	Grant Date Fair Value
Outstanding, December 31, 2008	110,186	$4.60 to $22.80
Granted	7,700	$12.60 to $22.00
Forfeited	(7,313)	$4.60 to $22.00
Outstanding, December 31, 2009	110,573	$4.60 to $22.80
Granted	23,530	$10.20
Forfeited	(3,152)	$10.20
Outstanding, December 31, 2010	130,951	$4.60 to $22.80

Vested, December 31, 2010	113,594	$4.60 to $22.80
.
A summary of the status of our nonvested stock grants as of December 31, 2010 and changes during the year ended December 31, 2010 is presented below.

Nonvested Stock Grants	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	3,594	$4.60
Granted	23,530	10.20
Forfeited	(3,152)	9.40
Vested	(6,615)	7.40
Nonvested at December 31, 2010	17,357	$10.20

We recognized compensation expense related to the vested portion of outstanding share grants with a fair value of  $58,812 and  $50,781 for the years ended December 31, 2010 and 2009, respectively. These amounts were recognized as research and development expense or general and administrative expense based on the specific recipient of the award for the years ended December 31, 2010 and 2009, respectively.  As of December 31, 2010, a total of 17,357 shares of common stock with a fair value of  $177,037 are unvested.  The cost is expected to be recognized ratably through October 2011. All grants were valued at the closing market price of our common stock as of the date of grant.

A summary of activity related to stock options under the 2007 Stock Incentive Plan as of December 31, 2010 is presented below.

	Number of Shares	Exercise price range	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2008	303,596	$4.60 to $22.80	$14.75		-
Granted	48,751	$12.60 to $22.00	$14.26
Forfeited	(112,500)	$9.80 to $22.80	19.86
Outstanding, December 31, 2009	239,847	$4.60 to $20.00	$12.26	8.3	$710,000
Granted	157,907	$8.60 to $10.20	$9.11
Exercised	(22,500)	$4.60 to $7.60	$6.60
Forfeited	(42,500)	$4.60 to $10.20	$9.07
Outstanding, December 31, 2010	332,754	$4.60 to $20.00	$11.55	8.2	$792,384

Exercisable, December 31, 2010	294,809	$4.60 to $20.00	$11.73	8.0	$724,083

The aggregate intrinsic value of the stock options fluctuates in relation to the market price of our common stock as reflected on the OTC Bulletin Board.

On July 9, 2010, we issued options to purchase 50,000 shares of common stock to R. Gale Sellers, our then Chief Executive Officer and director pursuant to Mr. Sellers’ employment agreement entered into as of that date and effective January 1, 2009.  The options vested 50% upon issuance, with the remaining 50% vesting monthly through December 31, 2010.

In addition on July 9, 2010, Mr. Sellers elected to convert his entire 2010 annual salary per the employment agreement of  $240,000 into 10 year options to purchase 27,907 shares of common stock. A total of  $120,000 of accrued but unpaid salary was converted into 13,954 options, which vested immediately. The remaining 13,953 options vested monthly through December 31, 2010.

Also on July 9, 2010, we issued options to purchase 30,000 shares of common stock to Philip Styles, our President and Chief Executive Officer and director.  The options vest 50% upon issuance, with the remaining 50% vesting upon the achievement of certain performance milestones through December 31, 2010.  These performance goals were not met, and the option to purchase 15,000 shares of common stock expired unvested.

The options issued above have a ten-year life and an exercise price of  $8.60 per share based on the closing market price as of the date of issuance.  The fair value of the options issued to Mr. Sellers and Mr. Styles of  $919,724 was determined using the Black-Scholes Option Pricing Model.

On October 4, 2010, we granted to Mr. Styles a ten-year option to purchase 50,000 shares of our common stock at an exercise price of  $10.20 per share vesting monthly through October 3, 2011 pursuant to his employment agreement. The grant was made from our 2007 Stock Incentive Plan and pursuant to our standard form of stock option agreement. The fair value of the options issued to Mr. Styles of  $497,416 was determined using the Black-Scholes Option Pricing Model.

The exercise price for the stock option grant was set at the closing market price of our common stock on the OTC Bulletin Board on October 4, 2010, the date that the Board of Directors approved the Executive Employment Agreement.

On September 25, 2010, we issued 7,500 shares of common stock to a former employee pursuant to the exercise of an option to purchase common stock at an exercise price of  $4.60 per share in settlement of unpaid salary in the amount of  $34,500.

On November 18, 2010, we issued 15,000 shares of common stock to Duncan Troy, the then Chairman of our Board of Directors pursuant to the exercise of an option to purchase common stock at an exercise price of  $7.60 per share in exchange for cash in the amount of  $114,000.

On December 30, 2009 we issued options to R. Gale Sellers and Richard Herring, both former directors and officers in lieu of a total of  $97,500 of unpaid compensation.  Mr. Sellers converted  $70,000 of unpaid compensation into options to purchase 5,385 shares of common stock and Mr. Herring converted  $22,500 of unpaid compensation into options to purchase 2,116 shares of common stock.  The options have a ten year life and an exercise price of  $13.00 per share.

The range of exercise prices for options outstanding and options exercisable under the 2007 Stock Incentive Plan at December 31, 2010 are as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life of Options Outstanding (in years)	Options Outstanding		Options Exercisable
		Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$4.60- $7.60	6.7	72,500	$6.67	72,500	$6.67
$8.60 - $13.00	9.3	184,158	$9.99	146,213	$9.93
$20.00	6.9	76,096	$20.00	76,096	$20.00

A summary of the status of our nonvested options as of December 31, 2010 and changes during the year ended December 31, 2010 is presented below.

Nonvested options	Number of Shares Underlying Options	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	2,500	$12.60
Granted	157,907	9.20
Forfeited or expired	(15,000)	8.60
Vested	(107,462)	9.20
Nonvested at December 31, 2010	37,945	$10.20

We recognized compensation expense of  $822,879 and  $394,139 related to the vested portion of these options based on their estimated grant date fair value as research and development expense, general and administrative expense or marketing expense based on the specific recipient of the award for the years ended December 31, 2010 and 2009, respectively.  The estimated fair value of the options on the date of grant was calculated using the Black Scholes option pricing model and the following assumptions.

Years ended December 31,
	2010	2009
Closing market price of common stock	$8.60 to $10.20	$12.60 to $22.00
Estimated volatility	139.0% to 162.1%	113.6% to 149.1%
Risk free interest rate	2.50% to 3.07%	0.87% to 3.80%
Expected dividend rate	-	-
Expected life	10 years	5-10 years

As of December 31, 2010, there was a total of  $377,491 of unrecognized compensation expense related to the nonvested options which is expected to be recognized ratably through October, 2011.

As of December 31, 2010, the 2007 Stock Incentive Plan has 17,568 shares available for future grants of stock or options.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 11 – RELATED PARTY TRANSACTIONS

In September 2010, we entered into an agreement with Integrated Sales Solutions II, LLC (“ISS”) to enhance our capabilities in designing and establishing sales strategy and distribution channels with retail, electrical utilities, electrical distributors and government agencies. In April 2011, we entered into a six-month agreement with Hamlin Consulting, LLC to advise and assist us in defining logistics, warehousing, finished good requirements, distribution, packaging, merchandising and support for our ESL bulbs. The total fees due under the agreement are  $120,000. We work closely with ISS and Hamlin Consulting to develop programs aimed at further developing these channels and potential distribution partnerships. ISS and Hamlin Consulting are owned by Bill K. Hamlin, a director of our company and our newly appointed President and Chief Operating Officer. We have paid  $108,000 to ISS and  $120,000 to Hamlin Consulting through September 30, 2011.

In June 2011, we paid a consulting fee of  $50,000 to SAM Advisors, LLC for services rendered to the Company.  SAM Advisors LLC is owned by William B. Smith, our Chairman.

In August 2011, we paid  $25,000 to William B. Smith, our Chairman and  $25,000 to Greg Owens, then a director, for consulting services rendered to the Company.

NOTE 5 – RELATED PARTY TRANSACTIONS

From January 13, 2010 to September 27, 2010, SAM Special Opportunity Fund, LP, an investment partnership advised by SAM Advisors, LLC advanced an aggregate of  $1,601,980 (including  $72,089 of prepaid interest) as described in Note 7.  William B. Smith, the chairman of our board of directors, is President and CEO of SAM Advisors, LLC. Gregory Owens Jr., a member of our board of directors, is a Portfolio Manager at SAM Advisors, LLC and a Managing Director of SAM Special Opportunity Fund, LP.

From February 22, 2010 to September 24, 2010, Full Spectrum Capital, LLC (“Full Spectrum”) advanced an aggregate of  $1,710,295 (including  $76,923 of prepaid interest) as described in Note 7.  R. Gale Sellers, then a director and Chief Executive Officer, is the managing director of Full Spectrum.

On September 13, 2010, we exchanged a Note with a face value of  $360,350 (including  $16,216 of prepaid interest) and warrants to purchase 22,541 shares of common stock in exchange for  $344,134 of unpaid, accrued interest through August 1, 2010 payable to Full Spectrum as described in Note 7.

On September 27, 2010, SAM Special Opportunity Fund, L.P. converted their Note Payable and related accrued interest totaling  $2,833,655 into 354,207 shares of our common stock as described in Note 7.

On September 27, 2010, Full Spectrum converted their Note Payable and related accrued interest, net of prepaid interest totaling  $3,346,463 into 418,323 shares of our common stock as described in Note 7.

On September 21, 2010, we issued 2,400 shares of common stock to Charles Hunt, a director and 4,988 shares of common stock to Richard Herring, a former director as discussed in Note 12.

On November 18, 2010, we issued 15,000 shares of common stock to a Duncan Troy, the Chairman of our Board of Directors pursuant to the exercise of an option to purchase common stock as discussed in Note 12.

On November 4, 2010, we issued 6,863 shares of common stock to R. Gale Sellers, our former Chief Executive Officer and former director and 12,500 shares of common stock to Bill K. Hamlin, a member of our Board of Directors as discussed in Note 12.

During 2010, we paid  $104,250 to Integrated Sales Solutions II, LLC, (“ISS”) which became a related party to us upon the appointment of Bill K. Hamlin to our board of directors in October, 2010.  Mr. Hamlin is the Chief Executive Officer of ISS.

From June 8, 2009 to December 30, 2009, Full Spectrum Capital, LLC (“Full Spectrum”) advanced an aggregate of  $1,711,515 (including  $77,018 of prepaid interest) as described in Note 7.  R. Gale Sellers, then a director and Chief Executive Officer, is the managing director of Full Spectrum.

On December 30, 2009, R. Gale Sellers and Richard Herring, both directors and officers converted a total of  $97,500 of unpaid compensation into ten-year options to purchase 7,500 shares of common stock at an exercise price of  $13.00 per share as more fully described in Note 12.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13 – INCOME TAXES

The net deferred tax asset is comprised of the following:

	December 31,
	2010	2009
Net operating loss carryforwards	$19,390,966	$18,947,823
Share-based compensation	1,288,920	1,000,327
Other	(6,022)	16,736
Valuation allowance	(20,673,864)	(19,964,886)
Deferred Income Tax Asset	$-	$-

Loss before income taxes is comprised of:

	For the Years Ended December 31,
	2010	2009
US Operations	$1,868,502	$4,463,303
Czech Republic Operations	2,757,748	3,119,387
	$4,626,250	$7,582,690

The provision for income taxes differs from the amount that would result from applying the federal statutory rate for the years ended December 31, 2010 and 2009 as follows:

	For the Years Ended December 31,
	2010	2009

Net loss	$4,626,250	$7,582,690

Tax at federal statutory rate (34%)	$(1,572,925)	$(2,578,115)
Effect of lower foreign tax rate	413,658	467,904
Permanent differences	450,289	679,114
Change in valuation allowance	708,978	1,431,097
Provision for Income Taxes	$-	$-
As of December 31, 2010, we had net operating loss carryforwards for U.S. and Czech Republic federal income tax reporting purposes which if unused, will expire in the following years:

	US	Czech Republic
Year	Amount	Amount
2012	$-	$1,387,425
2013	-	5,296,591
2014	-	2,447,321
2015	-	2,563,185
2018	27,080,269	-
2019	1,745,867	-
2020	6,137,725	-
2021	5,251,175	-
2022	1,751,322	-
2023	78,281	-
2024	413,886	-
2025	508,429	-
2026	465,173	-
2027	760,272	-
2028	2,494,690	-
2029	2,121,595	-
2030	1,688,397	-
	$50,497,081	$11,694,522

The utilization of U.S. net operating loss carryforwards may be limited due to the ownership change under the provisions of Internal Revenue Code Section 382. The fiscal years 2007 to 2010 remain open to examination to U.S. Federal authorities and other jurisdictions in the U.S. where we operate. Sendio has paid no income taxes since its inception  and its fiscal years for 2007 to 2010 remain open to examination by Czech tax authorities.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 14 – SUBSEQUENT EVENTS

From January 12 to February 4, 2011, we sold 20,075 Units at a subscription price of  $20.00 per Unit for net proceeds of  $401,500 in our Unit Private Placement.  Each Unit consists of two shares of common stock and a two-year warrant to purchase one share of common stock at an exercise price of  $20.00 per share.  A total of 40,150 shares of common stock and two-year warrants to purchase 20,075 shares of common stock at an exercise price of  $20.00 were issued.  Included in these amounts are 6,650 shares of our common stock and 3,325 warrants issued upon the conversion of accounts payable by R. Gale Sellers, our former Chief Executive Officer and a former member of our board of directors.

On February 8, 2011, we completed a private placement to eight institutional accredited investors of 245,560 shares of our common stock, at a purchase price of  $9.00 per share, for gross proceeds of  $2,210,000.  As part of the private placement, the investors were issued five-year warrants to purchase 245,560 shares of our common stock, at an initial exercise price of  $12.00 per share.

For each of the warrants, the holder will be able to exercise the warrant on a so-called cashless basis at any time following the one-year anniversary of the closing of the private placement that a registration statement covering the shares of our common stock underlying such warrants is not effective.

The net proceeds from the private placement, following the payment of offering-related expenses, will be used by us for our capital expenditure requirements and for working capital and other general corporate purposes.  At the closing of the private placement, we paid Rodman & Renshaw LLC, the placement agent for the private placement, cash compensation of 7% of the gross proceeds of the private placement and a five-year warrant to purchase up to 17,190 shares of our common stock, at an initial exercise price of  $12.00 per share.

We have agreed, pursuant to the terms of a registration rights agreement with the investors, to (i) file a shelf registration statement with respect to the resale of the shares of our common stock sold to the investors and shares of our common stock issuable upon exercise of the warrants with the SEC on or before April 10, 2011; (ii) use our best efforts to have the shelf registration statement declared effective by the SEC as soon as possible after the initial filing, and in any event no later than 90 days after the closing date (or 150 days in the event of a review of the shelf registration statement by the SEC), and (iii) keep the shelf registration statement effective until all registrable securities may be sold under Rule 144 under the Securities Act of 1933.  If we are unable to comply with any of the above covenants, we will be required to pay liquidated damages to the investors in the amount of 1.5% of the investors’ purchase price per month during such non-compliance (capped at a maximum of 10% of the purchase price), with such liquidated damages payable in cash.

The investors agreed, pursuant to the securities purchase agreement, not to engage in any short sales (as defined in the agreement) until the earlier of the effective date of the shelf registration statement referred to above or the date when the shares of our common stock sold to the investors and shares of our common stock issuable upon exercise of the warrants are eligible for sale under Rule 144 under the Securities Act of 1933.  We also granted the investors the right to participate in future equity financing transactions within the 12 months following the closing of the private placement and agreed to certain restrictions on our ability to sell our equity securities until 60 days after the effective date of the shelf registration statement.

On March 14, 2011, our Board of Directors increased the number of shares of our common stock were authorized for issuance under the 2007 Stock Incentive Plan from 500,000 to 1,000,000 and issued ten-year options to purchase a total of 31,250 shares of our common stock at an exercise price of  $10.40 per share based on the closing market price as of that date.

On March 17, 2011, we issued 5,000 shares of common stock from the 2007 Stock Incentive Plan with a fair value of  $51,000 based on the closing market price as of that date of  $10.20 per share pursuant to the settlement of a dispute with a former consultant and employee to the Company.

REVERSE STOCK SPLIT AND CHANGE IN AUTHORIZED SHARES	12 Months Ended
Dec. 31, 2010
Reverse Stock Split and Change In Authorized Shares [Abstract]
Reverse Stock Split and Change In Authorized Shares Discloures [Text Block]
NOTE 15 – REVERSE STOCK SPLIT AND CHANGE IN AUTHORIZED SHARES

On November 10, 2011, we filed a certificate of amendment of our articles of incorporation to effect a 1-for-20 reverse stock split of our outstanding common stock, and decrease the total number of shares of common stock authorized to be issued from 200,000,000 shares to 90,000,000 shares.  All share and per share amounts have been retrospectively adjusted to reflect the reverse stock split.